Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 55.0	$ 0.8	₨ 38.0
Other assets	2,605.4	40.0	2,488.6
Total	2,660.4	$ 40.8	2,526.6
Principal Owner
Related Party Transaction [Line Items]
Other assets	288.1		233.1
Total	288.1		233.1
Others
Related Party Transaction [Line Items]
Loans	55.0		38.0
Other assets	2,317.3		2,255.5
Total	₨ 2,372.3		₨ 2,293.5